PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.5%
Asset-Backed Securities 1.1%
Collateralized Loan Obligations
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.346%(c)	01/15/31	320	$320,274
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	04/20/33	652	652,518
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.205(c)	04/15/33	4,275	4,275,324
Voya CLO Ltd. (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.090(c)	04/25/31	82	82,318

Total Asset-Backed Securities (cost $5,325,434)				5,330,434
Corporate Bonds 82.3%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	600	588,750
Gtd. Notes, 144A	7.750	04/15/28	150	149,068
Sr. Sec’d. Notes, 144A	7.125	02/15/31	50	51,561
				789,379
Aerospace & Defense 1.5%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	165	173,295
Boeing Co. (The), Sr. Unsec’d. Notes	2.196	02/04/26	350	348,036
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,500	1,503,600
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	585	613,852
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	215	225,180
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	355	376,786
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	100	111,176
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	625	650,769
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	131	131,065
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	415	447,532
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	225	221,327
Gtd. Notes, 144A	6.375	05/31/33	715	729,103
Sr. Sec’d. Notes, 144A	6.000	01/15/33	230	233,781
Sr. Sec’d. Notes, 144A	6.375	03/01/29	805	826,625
Sr. Sec’d. Notes, 144A	6.625	03/01/32	225	232,637
Sr. Sec’d. Notes, 144A	6.750	08/15/28	235	239,965
				7,064,729
Airlines 1.2%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	385	393,862
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	175	175,002
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,425	1,437,063
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	965	963,053
Sr. Sec’d. Notes, 144A	4.625	04/15/29	630	623,944
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	525	506,667

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.875%	05/01/27	830	$843,222
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	795	825,767
				5,768,580
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	500	475,680
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	1,750	1,601,793
				2,077,473
Auto Manufacturers 1.5%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	538	468,833
Sr. Unsec’d. Notes	4.750	01/15/43	225	181,290
Sr. Unsec’d. Notes	7.400	11/01/46	100	108,676
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	400	394,103
Sr. Unsec’d. Notes	3.375	11/13/25	494	493,794
Sr. Unsec’d. Notes	5.800	03/08/29	225	228,819

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	365	381,958
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	310	330,060
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	515	514,815
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/30/30	730	723,555
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	1,215	1,272,032
Sr. Unsec’d. Notes, 144A	7.750	07/17/32	715	754,548

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,255	1,091,378
				6,943,861
Auto Parts & Equipment 1.6%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	450	460,310
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	206	206,000
Gtd. Notes, 144A	7.750	10/15/33	525	525,761
Sr. Sec’d. Notes, 144A	6.375	10/15/32	310	311,162
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	540	554,969
Sr. Sec’d. Notes, 144A	6.750	02/15/30	235	243,288
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	150	149,943
Sr. Unsec’d. Notes	5.625	06/15/28	325	324,968

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	510	536,859
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	200	205,935
Sr. Sec’d. Notes, 144A	6.750	04/15/29	390	402,901
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	150	152,576
Sr. Unsec’d. Notes, 144A	6.250	08/15/33	90	92,470

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/17/28	2,300	$2,294,870
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	670	671,618
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	7.500	03/24/31	415	400,475
				7,534,105
Banks 1.1%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	485	493,120
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	125	129,787
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	260	264,197
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	165	169,569
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	277	284,907
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	1,000	993,628
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	1,325	1,327,830
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	250	278,560

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	290	301,430
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	600	568,575
Wells Fargo & Co., Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	200	210,413
				5,022,016
Building Materials 1.4%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	115	113,867
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	500	462,978
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	690	524,642
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	250	260,956
Griffon Corp., Gtd. Notes	5.750	03/01/28	330	329,823
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	133	136,525
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	677	658,255
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	700	726,647
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	343	341,625
Sr. Sec’d. Notes, 144A	8.875	11/15/31	450	474,471
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	615	627,949
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	410	421,699
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	275	250,611
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	950	916,524
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	500	498,074
				6,744,646

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 1.8%
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	2,125	$2,208,811
ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	273	103,371
Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	115	117,433
Celanese US Holdings LLC, Gtd. Notes	6.850	11/15/28	325	336,059
Chemours Co. (The), Gtd. Notes, 144A	8.000	01/15/33	140	135,045
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	991	842,703
Inversion Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.750	08/01/32	455	444,042
Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32	205	208,136
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	425	406,583
Sr. Sec’d. Notes, 144A	7.250	06/15/31	820	820,748
Sr. Sec’d. Notes, 144A	7.250	02/15/33	500	497,873
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	1,000	973,500

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	495	486,956
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	250	231,078
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33	280	279,723
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	340	209,148
Sr. Sec’d. Notes, 144A	9.125	09/30/30	115	104,956
				8,406,165
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(x)	9.250	10/01/29	505	457,277
Commercial Services 4.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	409	409,233
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	1,135	1,182,949
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	790	810,184
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	475	464,039
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,210	1,182,037
Sr. Sec’d. Notes, 144A	4.625	06/01/28	465	455,165

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	515	467,661
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	1,025	972,067
Gtd. Notes, 144A	6.500	01/15/31	425	425,998

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	4.750	04/01/28	995	954,045
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	435	441,537
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	335	342,508

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500%	01/15/31	250	$265,010
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	410	382,748
Sr. Sec’d. Notes, 144A	3.875	07/01/28	250	240,943

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	395	401,513
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	691	690,931
Gtd. Notes, 144A	6.625	06/15/29	240	247,919
Gtd. Notes, 144A	7.000	06/15/30	915	958,049
Gtd. Notes, 144A	7.250	06/15/33	460	485,109
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	155	150,584
Sr. Sec’d. Notes, 144A	12.625	07/15/29	150	148,619

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	1,986	1,965,929
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	545	532,831
Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30	557	517,644
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	425	439,107
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	450	418,966
Gtd. Notes	4.000	07/15/30	125	120,017
Gtd. Notes	4.875	01/15/28	1,740	1,738,389

Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	250	227,696
Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	605	629,862
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	250	260,010
WEX, Inc., Gtd. Notes, 144A	6.500	03/15/33	340	347,875
				19,277,174
Computers 0.8%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	450	469,449
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	1,580	1,453,615
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	550	593,807
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	700	695,464
Gtd. Notes, 144A	5.125	04/15/29	124	122,790

Seagate Data Storage Technology Pte Ltd., Gtd. Notes, 144A	5.875	07/15/30	235	240,655
				3,575,780
Cosmetics/Personal Care 0.1%
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	284	293,904

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.2%
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000%	06/01/29	190	$186,389
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	475	501,337
				687,726
Diversified Financial Services 5.4%
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	355	371,468
Gtd. Notes, 144A	7.750	04/15/30	315	331,538
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	05/15/31	280	281,871
Sub. Notes, 144A	8.375(ff)	06/15/35	400	408,341
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	545	540,724
Sr. Sec’d. Notes, 144A	8.500	05/15/30	400	421,200

Freedom Funding Center LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%	12.000	10/01/37	435	465,449
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	780	815,409
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	340	361,352
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	275	288,807
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	225	229,986
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	340	345,185
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	450	476,415
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	470	461,775
Gtd. Notes, 144A	6.875	02/15/31	705	689,137
Gtd. Notes, 144A	9.250	12/01/28	105	108,609
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	690	688,454
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	265	266,648
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	200	197,146
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	325	307,792

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	250	233,328
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	75	78,813
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	405	431,389
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	200	195,671
Sr. Unsec’d. Notes	5.000	03/15/27	1,725	1,715,266
Sr. Unsec’d. Notes	6.750	06/15/26	250	252,828

Nomura Holdings, Inc. (Japan), Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	205	212,120
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	375	361,951
Gtd. Notes	5.375	11/15/29	1,135	1,125,742
Gtd. Notes	6.125	05/15/30	265	268,077
Gtd. Notes	6.625	05/15/29	225	231,579
Gtd. Notes	6.750	03/15/32	700	710,343
Gtd. Notes	7.125	03/15/26	739	744,095
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	825	801,359
Gtd. Notes, 144A	5.750	09/15/31	200	199,593
Gtd. Notes, 144A	6.750	02/15/34	315	322,724
Gtd. Notes, 144A	6.875	05/15/32	1,050	1,096,010

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc., (cont’d.)
Gtd. Notes, 144A	6.875%	02/15/33	185	$191,508
Gtd. Notes, 144A	7.875	12/15/29	50	53,127

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	460	461,620
PRA Group, Inc.,
Gtd. Notes, 144A	5.000	10/01/29	150	136,461
Gtd. Notes, 144A	8.875	01/31/30	1,025	1,041,403
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	2,215	2,286,206
Gtd. Notes, 144A	6.500	08/01/29	300	311,135

Rocket Mortgage LLC, Gtd. Notes, 144A	5.250	01/15/28	451	431,975
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	275	264,184
Gtd. Notes, 144A	3.875	03/01/31	1,225	1,151,338
Gtd. Notes, 144A	4.000	10/15/33	1,100	1,011,050
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25	175	175,000
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	150	150,198
UWM Holdings LLC,
Gtd. Notes, 144A	6.250	03/15/31	280	279,620
Gtd. Notes, 144A	6.625	02/01/30	240	244,700
				25,227,719
Electric 3.9%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,775	1,763,323
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	800	800,910
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	2,774	2,773,915

Edison International, Jr. Sub. Notes	8.125(ff)	06/15/53	75	77,456
Hawaiian Electric Co., Inc., Sr. Unsec’d. Notes, 144A	6.000	10/01/33	140	141,409
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28	151	122,871
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,500	1,505,715
Gtd. Notes, 144A	3.375	02/15/29	125	118,925
Gtd. Notes, 144A	3.625	02/15/31	200	186,770
Gtd. Notes, 144A	3.875	02/15/32	475	440,940
Gtd. Notes, 144A	5.250	06/15/29	500	502,191
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	625	685,637
Sr. Unsec’d. Notes, 144A	5.750	01/15/34	305	307,001
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55	425	437,399
Sr. Sec’d. Notes	5.000	07/01/28	375	372,132
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	2,975	3,006,715
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	375	384,329
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	375	375,145
Gtd. Notes, 144A	5.625	02/15/27	3,550	3,550,826

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	745	757,628
				18,311,237

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.4%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500%	06/30/29	EUR	100	$112,669
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		50	48,007
Gtd. Notes, 144A	6.000	09/15/33		550	532,452
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		360	371,397
Gtd. Notes, 144A	6.375	03/15/33		205	214,161
Gtd. Notes, 144A	6.625	03/15/32		310	323,980
Gtd. Notes, 144A	7.250	06/15/28		430	435,909
					2,038,575
Electronics 0.1%
Coherent Corp., Gtd. Notes, 144A	5.000	12/15/29		210	207,912
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29		200	194,750
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		300	278,987
					681,649
Engineering & Construction 0.3%
AECOM, Gtd. Notes, 144A	6.000	08/01/33		390	400,544
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A	7.500	02/01/32		175	176,662
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		285	274,852
Gtd. Notes, 144A	4.125	02/15/32		255	240,182
Gtd. Notes, 144A	5.625	01/31/34		405	406,544
					1,498,784
Entertainment 3.4%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		2,125	1,999,905
Sr. Sec’d. Notes, 144A	6.500	02/15/32		490	494,142
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,575	1,621,320

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30		475	475,833
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		350	339,160
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		400	389,308

Light & Wonder International, Inc., Gtd. Notes, 144A	6.250	10/01/33		480	478,341
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		775	752,463
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		1,330	1,329,912
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		350	194,780
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A	6.625	02/01/33		935	945,121
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Sec’d. Notes, 144A	6.250	10/15/30		425	428,285
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30		900	821,519

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250%	07/01/32		1,510	$1,584,122
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52		3,495	2,664,934
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29		860	860,288
Gtd. Notes, 144A	6.250	03/15/33		345	351,012
Gtd. Notes, 144A	7.125	02/15/31		345	370,213
					16,100,658
Environmental Control 0.7%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750	10/15/33		305	311,669
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		465	454,872
Gtd. Notes, 144A	4.375	08/15/29		475	463,325
Gtd. Notes, 144A	4.750	06/15/29		235	232,631
Gtd. Notes, 144A	6.750	01/15/31		260	271,554

Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29		1,170	1,098,325
Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A	7.000	02/01/33		225	234,312
Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		190	198,527
					3,265,215
Foods 1.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Sr. Unsec’d. Notes, 144A	5.500	03/31/31		230	231,799
Sr. Unsec’d. Notes, 144A	5.750	03/31/34		365	366,662
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		2,500	2,405,577
Sr. Sec’d. Notes, 144A	8.000	09/15/28		325	305,789
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	296	344,596
Sr. Sec’d. Notes	8.125	05/14/30	GBP	425	537,385
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		150	144,837
Gtd. Notes, 144A	4.375	01/31/32		150	142,991

Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32		375	343,383
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		625	606,004
Gtd. Notes, 144A	6.250	10/15/34		180	182,339
Gtd. Notes, 144A	6.375	03/01/33		180	182,781
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		1,025	963,707
					6,757,850
Forest Products & Paper 0.1%
Magnera Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31		500	431,812

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	315	$316,002
Sr. Unsec’d. Notes, 144A	9.500	06/01/30	345	363,207
				679,209
Healthcare-Products 0.8%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	4,000	3,885,940
Healthcare-Services 3.8%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30	250	234,327
Sr. Sec’d. Notes, 144A	6.000	01/15/29	150	148,507
Sr. Sec’d. Notes, 144A	9.750	01/15/34	2,140	2,265,277
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	3,605	3,312,352
Gtd. Notes, 144A	4.625	06/01/30	2,150	2,074,664

LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	1,900	1,840,274
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	719	653,033
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	472	508,082

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	1,125	1,183,815
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	3,500	3,416,051
Sr. Unsec’d. Notes	6.875	11/15/31	2,025	2,200,708
				17,837,090
Holding Companies-Diversified 0.4%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	1,688	1,717,710
Home Builders 4.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	750	711,349
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	776,847
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	535	536,336
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,100	1,098,855
Gtd. Notes	7.250	10/15/29	1,575	1,595,997
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	515	522,318
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	2,150	1,985,396
Gtd. Notes, 144A	6.250	09/15/27	40	39,888
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	600	574,866

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	290	288,910
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	645	660,377
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	975	974,082
Gtd. Notes, 144A	6.500	03/15/33	745	763,914

K. Hovnanian Enterprises, Inc., Gtd. Notes, 144A	8.375	10/01/33	120	122,824
KB Home,
Gtd. Notes	4.800	11/15/29	700	694,227

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
KB Home, (cont’d.)
Gtd. Notes	6.875%	06/15/27	700	$714,810
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	356,896
Gtd. Notes	4.950	02/01/28	350	348,840
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	1,333	1,289,677
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	1,025	1,020,183
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	305	316,674
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	250	262,487
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	793	785,265
Sr. Unsec’d. Notes	4.750	04/01/29	375	367,215

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	585	613,148
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	350	354,184
Gtd. Notes, 144A	5.875	06/15/27	700	706,847
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	580	578,678

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	905	913,891
				19,974,981
Home Furnishings 0.4%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	225	222,973
Sr. Unsec’d. Notes	6.500	06/15/33	1,575	1,536,996
				1,759,969
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,350	1,200,572
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750	06/30/32	895	454,213
				1,654,785
Housewares 0.8%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	505	479,750
Sr. Unsec’d. Notes	6.625	05/15/32	600	565,368
Sr. Unsec’d. Notes	7.500	04/01/46	350	290,383
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	315	324,156
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	1,150	1,066,018
Gtd. Notes	4.375	02/01/32	675	624,700

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	1,675	602,215
				3,952,590
Insurance 0.9%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	235	243,296
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,980	2,063,574
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	300	314,920

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375%	02/15/29	125	$127,397
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	525	506,967

Ardonagh Finco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	7.750	02/15/31	285	297,779
Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875	04/15/29	450	448,121
				4,002,054
Internet 0.8%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	1,150	1,125,801
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	625	616,320
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	496	510,263
Gtd. Notes, 144A	6.750	09/30/27	300	304,730
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	250	238,287
Gtd. Notes, 144A	5.250	12/01/27	215	214,854
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	535	547,657
Gtd. Notes, 144A	6.875	03/15/34	250	254,209
				3,812,121
Iron/Steel 1.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,034	1,035,572
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	400	419,280
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	505	516,290
Gtd. Notes, 144A	6.875	11/01/29	410	421,286
Gtd. Notes, 144A	7.000	03/15/32	240	245,388
Gtd. Notes, 144A	7.375	05/01/33	460	475,857
Gtd. Notes, 144A	7.500	09/15/31	530	555,301
Sr. Unsec’d. Notes, 144A	7.625	01/15/34	405	420,921
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	350	361,008
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	800	838,352
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	165	168,090
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	75	77,960
				5,535,305
Leisure Time 1.6%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750	02/16/31	200	208,040
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/15/30	900	927,000
Gtd. Notes, 144A	5.750	08/01/32	905	929,887

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	485	494,147
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	750	760,267
Sr. Unsec’d. Notes, 144A	6.250	09/15/33	280	283,142
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	705	723,506
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	460	491,607

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

NCL Finance Ltd., Gtd. Notes, 144A	6.125%	03/15/28	175	$178,419
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.625	09/30/31	635	645,790
Viking Cruises Ltd.,
Gtd. Notes, 144A	9.125	07/15/31	50	53,505
Sr. Unsec’d. Notes, 144A	5.875	10/15/33	380	385,704
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	275	276,180

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,125	1,123,065
				7,480,259
Lodging 1.4%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	900	866,849
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	500	461,150
Gtd. Notes, 144A	5.750	09/15/33	120	122,257
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	124,845
Gtd. Notes	4.750	10/15/28	225	223,616
Gtd. Notes	5.500	04/15/27	1,011	1,016,364
Gtd. Notes	6.125	09/15/29	485	493,762
Gtd. Notes	6.500	04/15/32	1,465	1,487,754
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	500	490,875
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	350	349,825
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	850	848,725
				6,486,022
Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	550	539,847
Gtd. Notes, 144A	6.250	10/15/32	455	462,014
				1,001,861
Machinery-Diversified 0.5%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	210	224,580
Sr. Sec’d. Notes, 144A	7.500	01/01/30	700	729,801

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625	12/23/29	875	645,736
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	885	939,514
				2,539,631
Media 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	100	88,971
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	1,010	915,096
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	475	450,885
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	275	272,227
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	75	74,573
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	700	699,385
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	500	302,412

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A	4.125%	12/01/30	575	$354,203
Gtd. Notes, 144A	5.375	02/01/28	2,000	1,657,366
Gtd. Notes, 144A	5.500	04/15/27	425	395,250
Gtd. Notes, 144A	6.500	02/01/29	825	567,282
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,875	667,891
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	1,350	506,264
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	40	34,544
Gtd. Notes	7.375	07/01/28	25	23,356
Gtd. Notes	7.750	07/01/26	5,605	5,547,375

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	25	26,306
Gray Media, Inc.,
Gtd. Notes, 144A	5.375	11/15/31	325	226,048
Sec’d. Notes, 144A	9.625	07/15/32	280	281,383
Sr. Sec’d. Notes, 144A	7.250	08/15/33	275	269,564

iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	825	692,658
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	1,710	1,079,793
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	710	724,392
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	225	211,530
Sr. Sec’d. Notes, 144A	8.000	08/15/28	605	623,151
Sr. Sec’d. Notes, 144A	9.375	08/01/32	1,145	1,208,477

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	05/15/29	875	858,813
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	800	727,000
				19,486,195
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	400	391,358
Mining 1.8%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	110	116,892
Unsec’d. Notes, 144A	11.500	10/01/31	450	500,118

Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33	300	309,282
Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	280	287,418
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	700	699,580
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34	525	543,375
Gtd. Notes, 144A	8.000	03/01/33	555	588,300
Gtd. Notes, 144A	8.625	06/01/31	500	523,125
Sec’d. Notes, 144A	9.375	03/01/29	610	644,093

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	286	287,936
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	1,645	1,639,242
Gtd. Notes, 144A	6.125	04/01/29	680	684,889

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	04/01/32	330	$344,441
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	290	265,675
Gtd. Notes, 144A	4.750	01/30/30	700	675,767
Gtd. Notes, 144A	6.875	01/30/30	340	352,920

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	155	163,959
				8,627,012
Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	610	597,262
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	200	206,893
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	310	319,581
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	260	269,642

Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750	04/15/29	400	397,241
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	360	373,085
				2,163,704
Office/Business Equipment 0.1%
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	235	243,702
Oil & Gas 5.5%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	615	638,182
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	5,325	5
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33	450	457,108
Gtd. Notes, 144A	9.000	11/01/27	687	812,440
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	290	295,707
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A(x)	7.375	03/15/32	50	49,125
Gtd. Notes, 144A(x)	8.500	04/30/30	145	148,845
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	730	753,925
Gtd. Notes, 144A	8.625	11/01/30	490	506,514
Gtd. Notes, 144A	8.750	07/01/31	200	205,500
Gtd. Notes, 144A	9.625	06/15/33	465	498,406

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	295	307,581
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	625	594,762
Gtd. Notes, 144A	6.750	03/01/29	750	742,998
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	530	500,614
Gtd. Notes, 144A	7.625	04/01/32	530	513,526
Gtd. Notes, 144A	8.375	01/15/34	375	367,250
Gtd. Notes, 144A	9.250	02/15/28	504	521,643

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	245	259,590

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Expand Energy Corp.,
Gtd. Notes	5.375%	03/15/30	320	$324,672
Gtd. Notes, 144A	5.875	02/01/29	230	230,576
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	400	392,049
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	500	487,467
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	475	451,483
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	1,118	1,119,779
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	590	559,860
Sr. Unsec’d. Notes, 144A	6.875	05/15/34	125	118,718
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	530	510,125
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	168	173,802

Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	390	393,467
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	175	175,124
Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	540	541,971
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	212	214,699
Gtd. Notes, 144A	8.875	08/15/31	310	294,748
Gtd. Notes, 144A	9.125	01/31/30	1,230	1,292,469
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	189	186,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	227	223,622
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	189	186,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	57	55,905

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	585	606,638
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	625	599,231
Gtd. Notes, 144A	4.625	05/01/30	1,125	1,083,431
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	200	203,318
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	295	300,387
Gtd. Notes, 144A	7.000	01/15/32	295	306,091
Gtd. Notes, 144A	8.000	04/15/27	325	329,525

Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29	368	369,546
Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	450	440,460
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29	225	224,498
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	240	240,124
Gtd. Notes, 144A	6.250	07/01/33	315	321,688
Gtd. Notes, 144A	7.000	05/01/29	540	561,049
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	555	544,004
Gtd. Notes	4.500	04/30/30	575	557,081
Gtd. Notes	5.875	03/15/28	75	75,190
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	1,330	1,336,650
Gtd. Notes, 144A	8.500	05/15/31	400	395,156
Sr. Sec’d. Notes, 144A	7.875	10/15/32	190	195,702
Sr. Sec’d. Notes, 144A	8.750	02/15/30	334	349,159

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	325	338,790

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Vital Energy, Inc.,
Gtd. Notes	9.750%	10/15/30		225	$231,275
Gtd. Notes, 144A	7.875	04/15/32		300	283,961
					25,999,913
Oil & Gas Services 0.3%
Kodiak Gas Services LLC,
Gtd. Notes, 144A	6.500	10/01/33		205	210,067
Gtd. Notes, 144A	6.750	10/01/35		170	175,077

SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30		230	225,689
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30		300	320,158
Weatherford International Ltd., Gtd. Notes, 144A	6.750	10/15/33		415	424,171
					1,355,162
Packaging & Containers 2.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		1,360	13,600
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	700	782,972
Sr. Sec’d. Notes, 144A	4.125	08/15/26		800	752,000

Ball Corp., Gtd. Notes	5.500	09/15/33		205	207,368
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		685	686,773
Sr. Sec’d. Notes, 144A	6.750	04/15/32		600	601,994
Sr. Sec’d. Notes, 144A	6.875	01/15/30		50	50,561

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		260	258,958
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29		350	331,194
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		420	363,941
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		425	306,414
Sr. Sec’d. Notes, 144A	8.625	10/01/31		330	212,564
Sr. Sec’d. Notes, 144A	9.500	11/01/28		200	149,292
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		925	603,673

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27		1,047	1,050,320
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30		185	174,385
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27		80	80,020
Gtd. Notes, 144A	7.250	05/15/31		85	83,311

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30		600	562,500
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28		1,905	2,034,011
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29		250	241,749
					9,547,600

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.8%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000%	04/15/32	665	$694,925
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,125	1,067,853
Gtd. Notes, 144A	5.125	03/01/30	1,075	1,029,196
Gtd. Notes, 144A	6.125	08/01/28	470	469,853
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	475	415,625
Gtd. Notes, 144A	5.000	02/15/29	250	194,531
Gtd. Notes, 144A	5.250	01/30/30	500	360,000
Gtd. Notes, 144A	5.250	02/15/31	2,205	1,485,619
Gtd. Notes, 144A	6.250	02/15/29	25	20,500
Gtd. Notes, 144A	7.000	01/15/28	250	229,688
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,950	1,784,289

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	1,025	786,981
				8,539,060
Pipelines 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	250	249,985
Gtd. Notes, 144A	5.750	01/15/28	1,260	1,260,006
Gtd. Notes, 144A	6.625	02/01/32	170	175,961
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	105	108,819
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	195	204,885
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	300	303,445
Gtd. Notes, 144A	7.125	07/01/33	290	294,643
Gtd. Notes, 144A	8.250	01/15/32	225	235,451

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	6.625	01/15/34	425	438,056
NFE Financing LLC, Sr. Sec’d. Notes, 144A, MTN	12.000	11/15/29	1,020	241,211
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	335	327,755
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	240	251,437
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,445	1,488,375
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,404	1,397,042
Gtd. Notes, 144A	6.000	12/31/30	290	287,645
Gtd. Notes, 144A	6.750	03/15/34	395	392,220
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	460	474,115
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	485	459,389
Sr. Sec’d. Notes, 144A	4.125	08/15/31	285	263,602
Sr. Sec’d. Notes, 144A	6.250	01/15/30	400	407,892
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	1,410	1,317,856
Sr. Sec’d. Notes, 144A	7.000	01/15/30	275	278,220
Sr. Sec’d. Notes, 144A	8.125	06/01/28	85	87,563
Sr. Sec’d. Notes, 144A	9.500	02/01/29	1,680	1,808,842
Sr. Sec’d. Notes, 144A	9.875	02/01/32	1,085	1,158,572
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	325	340,439
Sr. Sec’d. Notes, 144A	6.750	01/15/36	325	344,332

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Venture Global Plaquemines LNG LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	7.500%	05/01/33	497	$547,265
Sr. Sec’d. Notes, 144A	7.750	05/01/35	376	424,274
				15,569,297
Real Estate 0.8%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	230	235,281
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	200	211,462
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,350	1,297,515
Gtd. Notes, 144A	4.375	02/01/31	700	658,311
Gtd. Notes, 144A	5.375	08/01/28	465	464,426

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,125	1,094,629
				3,961,624
Real Estate Investment Trusts (REITs) 2.5%
Arbor Realty SR, Inc., Sr. Unsec’d. Notes, 144A	7.875	07/15/30	360	366,191
Brandywine Operating Partnership LP,
Gtd. Notes	6.125	01/15/31	285	286,309
Gtd. Notes	8.875	04/12/29	100	108,699
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	711	624,082
Sr. Sec’d. Notes, 144A	7.250	10/15/30	235	237,351
Sr. Unsec’d. Notes	4.750	02/15/28	750	714,899
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	540	542,577
Gtd. Notes, 144A	6.375	08/01/30	800	811,382
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	1,350	957,747
Sr. Sec’d. Notes, 144A	8.500	02/15/32	175	183,906
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	250	256,182
Sr. Sec’d. Notes, 144A	4.875	05/15/29	400	388,652
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	525	516,376
Gtd. Notes, 144A	6.500	04/01/32	590	606,780
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	100	102,087
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	390	395,382

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	275	259,939
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	165	165,687
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	450	446,225
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	250	255,376
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	275	286,215
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	300	312,378
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	740	779,321
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	1,675	1,566,790
Gtd. Notes, 144A	8.625	06/15/32	390	364,948
Sr. Sec’d. Notes, 144A	4.750	04/15/28	300	293,133
				11,828,614

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 4.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000%	10/15/30	2,400	$2,273,520
Sr. Sec’d. Notes, 144A	3.875	01/15/28	188	184,272

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	750	628,480
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	725	768,400
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	2,989	3,123,302
Sr. Sec’d. Notes, 144A	9.000	06/01/31	2,568	2,859,530

EG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28	275	300,564
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30	2,075	1,923,526
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	600	564,197
Gtd. Notes, 144A	3.875	10/01/31	525	480,004
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	1,050	958,015
Sr. Sec’d. Notes, 144A	9.500	06/15/31	440	460,539

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	1,063	1,035,535
Lithia Motors, Inc.,
Gtd. Notes, 144A	5.500	10/01/30	410	410,805
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	475	453,799
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	718	714,469
Sr. Sec’d. Notes, 144A	8.000	03/15/31	615	632,939
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	73,782
Gtd. Notes, 144A	6.375	11/01/32	380	387,008

QXO Building Products, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32	190	197,082
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	425	442,792
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	410	409,951
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	790	751,307

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	590	572,300
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	600	600,000
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30	240	242,649
				21,448,767
Software 0.5%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	640	642,144
Gtd. Notes, 144A	9.250	06/01/30	1,130	1,139,383

SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	375	375,015
				2,156,542
Telecommunications 4.8%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	843	628,457

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Altice Financing SA (Luxembourg), (cont’d.)
Sr. Sec’d. Notes, 144A	5.750%	08/15/29	1,425	$1,036,688
Sr. Sec’d. Notes, 144A	9.625	07/15/27	500	427,780
Altice France SA (France),
Sr. Sec’d. Notes, 144A	6.875	10/15/30	593	579,771
Sr. Sec’d. Notes, 144A	6.875	07/15/32	539	517,777
Sr. Sec’d. Notes, 144A	9.500	11/01/29	1,042	1,062,589

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29	275	291,156
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	513	51
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	34	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32	1,410	1,406,475
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	58	60,300
Sr. Sec’d. Notes	10.750	11/30/29	2,300	2,532,554
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	800	809,163
Sec’d. Notes, 144A	6.000	01/15/30	825	836,407
Sec’d. Notes, 144A	6.750	05/01/29	425	429,249
Sr. Sec’d. Notes, 144A	5.000	05/01/28	2,175	2,172,553
Sr. Sec’d. Notes, 144A	5.875	10/15/27	425	425,018
Sr. Sec’d. Notes, 144A	8.750	05/15/30	400	418,082
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	875	887,521
Sr. Sec’d. Notes, 144A	7.000	04/15/32	600	614,250
Sr. Sec’d. Notes, 144A	8.500	04/15/31	335	359,288
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.000	04/15/31	275	246,379
Sec’d. Notes, 144A	4.500	04/01/30	1,830	1,698,869
Sr. Sec’d. Notes, 144A	6.875	06/30/33	1,000	1,024,985
Sr. Sec’d. Notes, 144A	7.000	03/31/34	1,785	1,834,516

Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A	7.125	10/15/32	450	450,000
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	01/15/33	260	260,650
Windstream Services LLC, Sr. Sec’d. Notes, 144A	7.500	10/15/33	460	459,035
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	950	970,371
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	275	292,160
				22,732,094
Transportation 0.3%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	195	199,237
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	745	704,906
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	150	156,578
Gtd. Notes, 144A	7.125	02/01/32	205	215,815
				1,276,536

Total Corporate Bonds (cost $392,186,410)				386,603,021

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 7.1%
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.735%(c)	04/01/31	124	$124,446
Auto Parts & Equipment 0.4%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.715(c)	01/28/32	725	722,583
First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	1,663	23,282
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.054(c)	11/17/28	1,007	987,463
Term B Loan, 3 Month SOFR + 5.100%	9.236(c)	11/17/28	205	201,441
				1,934,769
Building Materials 0.2%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	9.215(c)	07/08/30	400	394,000
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.215(c)	02/10/32	323	323,622
				717,622
Chemicals 0.4%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 6 Month SOFR + 4.500%	8.198(c)	11/15/30	113	94,397
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.690(c)	06/28/28	442	427,939
TPC Group, Inc., Initial Term Loan, 3 Month SOFR + 5.750%	9.773(c)	12/16/31	657	620,723
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	12/31/25(d)	544	408,172
Term Loan^	13.905	10/12/28(d)	776	15,518

Venator Materials LLC, First Out Term B Loan^	14.002	07/16/26(d)	547	410,409
				1,977,158
Commercial Services 0.3%
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1 Month SOFR + 3.350%	7.315(c)	08/20/32	450	451,509
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.590(c)	12/31/30	487	486,290
Second Out Term Loan, 3 Month SOFR + 4.862%	8.702(c)	12/31/30	318	300,655
				1,238,454
Computers 0.6%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.752(c)	06/30/32	500	493,594
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.965(c)	03/01/29	1,558	1,477,878
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	7.026(c)	04/16/29	469	468,600
NCR Atleos LLC, Term A Loan, 3 Month SOFR + 2.500%	6.340(c)	10/16/28	199	197,710
				2,637,782

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.502%(c)	07/20/28		227	$223,271
Environmental Control 0.0%
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.671(c)	03/03/32		217	216,819
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.449(c)	11/04/31		256	240,102
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.718(c)	05/16/31		99	99,235
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.338(c)	12/19/30		477	460,678
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), 2024 Initial Loan, 3 Month SOFR + 4.000%	8.002(c)	07/08/31		470	341,743
Housewares 0.1%
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.465(c)	12/18/29		107	107,143
Tranche A-2, 1 Month SOFR + 4.114%	8.079(c)	10/06/28		331	261,190
					368,333
Insurance 0.5%
Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.965(c)	11/06/30		962	960,402
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.329(c)	01/20/29		1,230	1,170,551
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.215(c)	09/19/30		198	197,505
					2,328,458
Internet 0.1%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	7.032(c)	11/30/27		25	24,620
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		462	343,943
					368,563
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	12.500	10/31/29	GBP	826	1,146,270
Leisure Time 0.3%
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.000%^	8.965(c)	07/10/32		482	477,775
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	900	1,019,231
					1,497,006

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified 0.1%
Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	9.858%(c)	12/21/29	278	$282,407
Media 1.6%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	8.905(c)	10/31/27	423	333,334
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.532(c)	01/18/28	3,287	3,252,549
September 2019 Term Loan, PRIME + 1.500%	8.750(c)	04/15/27	398	374,262

iHeartCommunications, Inc., Refinanced Term B Loan, 1 Month SOFR + 5.889%	9.854(c)	05/01/29	298	265,649
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 5.114%	9.079(c)	09/25/29	4,247	3,355,447
Term Loan^	—(p)	06/26/29	128	125,587
Term Loan^	—(p)	06/26/29	43	41,969
				7,748,797
Metal Fabricate/Hardware 0.5%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30	80	80,396
Initial Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30	2,113	2,133,953
				2,214,349
Oil & Gas 0.1%
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.032(c)	02/11/30	299	298,500
Software 0.2%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.342(c)	07/14/28	862	741,939
Telecommunications 1.3%
Altice France SA (France), New USD B-14 Term Loan, 1 Month SOFR + 6.875%	10.860(c)	05/30/31	1,177	1,174,067
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.465(c)	09/27/29	529	525,452
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	7.215(c)	03/29/32	504	502,425
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.429(c)	04/15/29	1,859	1,844,819
Term B-2 Loan, 1 Month SOFR + 2.464%	6.429(c)	04/15/30	779	773,610

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.646(c)	05/30/30	447	440,888
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.079(c)	10/24/29	240	223,755
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	923	634,865
				6,119,881

Total Floating Rate and Other Loans (cost $36,508,553)				33,326,582
U.S. Treasury Obligations 0.8%
U.S. Treasury Notes(k)	3.750	08/31/26	1,825	1,824,644
U.S. Treasury Notes(h)(k)	4.125	10/31/26	1,200	1,204,406
U.S. Treasury Notes(k)	4.250	11/30/26	105	105,578

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.250%	12/31/26	550	$553,287

Total U.S. Treasury Obligations (cost $3,679,375)				3,687,915

	Shares
Affiliated Exchange-Traded Fund 3.3%
PGIM AAA CLO ETF (cost $15,491,807)(wa)	303,020	15,596,439
Common Stocks 2.3%
Chemicals 0.3%
Cornerstone Chemical Co.*^(x)	43,850	219,250
TPC Group, Inc.*	67,793	1,378,435
Venator Materials PLC*^(x)	2,297	—
		1,597,685
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)	9,187	275,610
Keycon Power Holdings LLC*^	12,469	292,398
		568,008
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)*(x)	9,477	1,520,291
Interactive Media & Services 0.1%
Diamond Sports Group LLC*(x)	64,608	472,478
Oil, Gas & Consumable Fuels 0.6%
Expand Energy Corp.	4,221	436,072
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	1,340	89,110
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	30,465	2,025,922
Heritage Power LLC, Litigation Trust Interests*^(x)	35,061	17,531
		2,568,635
Software 0.0%
Mitel Networks International Ltd. (Canada)*^	304	3
Wireless Telecommunication Services 0.9%
Altice France SA (France)*	9,822	164,782
Digicel International Finance Ltd. (Jamaica)*(x)	231,054	3,884,711
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	79,554	175,070
Xplore, Inc. (Canada), CVR*^	4,100	1
		4,224,564

Total Common Stocks (cost $9,289,916)		10,951,664
Preferred Stocks 0.6%
Electronic Equipment, Instruments & Components 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	2,625	2,625,000

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Preferred Stocks (Continued)
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	18,040	$220,382

Total Preferred Stocks (cost $2,635,190)		2,845,382

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	120,837	1

Total Long-Term Investments (cost $465,116,685)		458,341,438

	Shares
Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $8,411,883)(wa)	8,411,883	8,411,883

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 99.3% (cost $473,528,568)		466,753,321
Option Written*~ (0.0)%
(premiums received $19,075)		(10,925)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.3% (cost $473,509,493)		466,742,396
Other assets in excess of liabilities(z) 0.7%		3,333,304

Net Assets 100.0%		$470,075,700

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNY—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,013,829 and 1.9% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Baytex Energy Corp. (Canada), Gtd. Notes, 144A, 7.375%, 03/15/32	07/23/25-07/30/25	$48,094	$49,125	0.0%
Baytex Energy Corp. (Canada), Gtd. Notes, 144A, 8.500%, 04/30/30	07/10/25-09/04/25	146,731	148,845	0.0
Cornerstone Chemical Co.*^	12/06/23	833,150	219,250	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25	810,680	842,703	0.2
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A, 9.250%, 10/01/29	09/24/24-06/06/25	500,313	457,277	0.1
Diamond Sports Group LLC*	01/02/25	169,163	472,478	0.1
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	51	51	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	3	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	63,940	220,382	0.1
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	255,102	3,884,711	0.8
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	1,410,000	1,406,475	0.3
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	03/29/21-07/08/22	2,635,000	2,625,000	0.6
Ferrellgas Partners LP (Class B Stock)*	05/06/15-07/26/24	2,471,168	1,520,291	0.3
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	984,219	275,610	0.1
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	89,110	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23	315,507	2,025,922	0.4
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	17,531	17,531	0.0
Venator Materials PLC*^	03/08/19-10/19/23	4,596,226	—	0.0
Total		$15,256,878	$14,254,762	3.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at October 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $30,966)^	31	$31,159	$193	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $51,610)^	52	51,932	322	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $120,000)	120	120,800	800	—
Graftech Global Enterprises Inc, Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $159,370)	159	161,376	2,006	—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $142,857)	143	142,857	—	—
		$508,124	$3,321	$—
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$102.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	2,830	$(10,925)
(premiums received $19,075)

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Futures contracts outstanding at October 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
160	2 Year U.S. Treasury Notes	Dec. 2025	$33,318,750	$(4,495)
165	5 Year U.S. Treasury Notes	Dec. 2025	18,019,805	(2,905)
206	10 Year U.S. Treasury Notes	Dec. 2025	23,210,407	103,729
17	20 Year U.S. Treasury Bonds	Dec. 2025	1,994,313	60,366
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	485,125	16,152
				$172,847
Forward foreign currency exchange contracts outstanding at October 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/25	JPM	GBP	1,160	$1,548,521	$1,524,363	$—	$(24,158)
Euro,
Expiring 11/05/25	MSI	EUR	1,638	1,907,010	1,888,211	—	(18,799)
				$3,455,531	$3,412,574	—	(42,957)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/25	MSI	GBP	1,160	$1,570,191	$1,524,363	$45,828	$—
Expiring 12/02/25	JPM	GBP	1,160	1,548,578	1,524,442	24,136	—
Euro,
Expiring 11/05/25	BNY	EUR	1,638	1,936,883	1,888,211	48,672	—
Expiring 12/02/25	GSI	EUR	483	558,685	558,071	614	—
Expiring 12/02/25	MSI	EUR	1,638	1,909,895	1,891,022	18,873	—
				$7,524,232	$7,386,109	138,123	—
						$138,123	$(42,957)
Credit default swap agreement outstanding at October 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	7,915	3.287%	$540,307	$619,087	$78,780
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at October 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	75,280	$161,634	$—	$161,634
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.220%	JPM	03/20/26	67,400	179,893	—	179,893
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	(5,000)	(278,374)	—	(278,374)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	(1,930)	(31,686)	—	(31,686)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.220%	MSI	12/22/25	(1,160)	(80,277)	—	(80,277)
					$(48,810)	$—	$(48,810)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

High Yield Bond Fund, Inc.